15. INCOME TAXES (Details 1) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax provision calculated using the federal statutory income tax rate (10)	$ (326,186)		$ (760,086)
State income taxes, net of federal income taxes (10)	(57,562)		(122,772)
Additional expense due to LLC to C-Corporation conversion (11)			15,496,018
Permanent differences and other	194,447		725,465
Total income tax expense (benefit)	$ (189,301)	$ 15,428,873	$ 15,338,625	$ 0